Source Capital

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES — 24.9%
	ASSET-BACKED SECURITIES — 9.3%
	COLLATERALIZED LOAN OBLIGATION — 3.9%
	ABPCI Direct Lending Fund LLC
$2,056,000	Series 2016-1A, Class E2, 13.285% (3-Month Term SOFR+899.161 basis points), 7/20/2033(a),(b)	$2,058,874
	Barings Middle Market Ltd.
1,040,000	Series 2021-IA, Class D, 13.205% (3-Month Term SOFR+891.161 basis points), 7/20/2033(a),(b)	1,040,147
	Fortress Credit Opportunities Ltd.
5,186,000	Series 2017-9A, Class ER, 12.624% (3-Month Term SOFR+832.161 basis points), 10/15/2033(a),(b)	5,161,563
	Ivy Hill Middle Market Credit Fund Ltd.
2,380,000	Series 20A, Class E, 14.293% (3-Month Term SOFR+1,000 basis points), 4/20/2035(a),(b)	2,380,286
	Parliament Ltd.
1,854,000	Series 2021-2A, Class D, 8.284% (3-Month Term SOFR+396.161 basis points), 8/20/2032(a),(b)	1,845,195
	TCP Waterman LLC
1,571,000	Series 2017-1A, Class ER, 12.743% (3-Month Term SOFR+842.161 basis points), 8/20/2033(a),(b)	1,546,725
		14,032,790
	EQUIPMENT — 0.8%
	Coinstar Funding LLC
2,826,540	Series 2017-1A, Class A2, 5.216%, 4/25/2047(a)	2,582,305
	Prop 2017-1A
259,138	5.300%, 3/15/2042(c),(d)	228,819
		2,811,124
	OTHER — 4.6%
	ABPCI Direct Lending Fund LLC
3,228,850	Series 2022-2A, Class C, 8.236%, 3/1/2032(a)	2,993,186
	ABPCI Direct Lending Fund Ltd.
259,312	Series 2020-1A, Class A, 3.199%, 12/29/2030(a)	254,430
2,619,793	Series 2020-1A, Class B, 4.935%, 12/29/2030(a)	2,560,011
	Cologix Data Centers US Issuer LLC
1,765,000	Series 2021-1A, Class C, 5.990%, 12/26/2051(a)	1,662,829
	Diamond Infrastructure Funding LLC
384,000	Series 2021-1A, Class C, 3.475%, 4/15/2049(a)	361,152
	Diamond Issuer LLC
1,000,000	Series 2021-1A, Class C, 3.787%, 11/20/2051(a)	911,784
	Elm Trust
22,411	Series 2020-3A, Class A2, 2.954%, 8/20/2029(a)	22,113
60,229	Series 2020-3A, Class B, 4.481%, 8/20/2029(a)	59,067
408,275	Series 2020-4A, Class B, 3.866%, 10/20/2029(a)	399,371
	Golub Capital Partners Funding Ltd.

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
$558,155	Series 2020-1A, Class B, 4.496%, 1/22/2029(a)	$553,295
1,139,486	Series 2021-1A, Class B, 3.816%, 4/20/2029(a)	1,115,350
3,030,002	Series 2021-2A, Class B, 3.994%, 10/19/2029(a)	2,931,339
	Hotwire Funding LLC
750,000	Series 2021-1, Class C, 4.459%, 11/20/2051(a)	724,473
	Monroe Capital Funding Ltd.
652,919	Series 2021-1A, Class B, 3.908%, 4/22/2031(a)	640,702
	VCP RRL Ltd.
545,957	Series 2021-1A, Class B, 2.848%, 10/20/2031(a)	509,608
1,150,037	Series 2021-1A, Class C, 5.425%, 10/20/2031(a)	1,035,830
		16,734,540
	TOTAL ASSET-BACKED SECURITIES
	(Cost $34,354,136)	33,578,454
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
	NON-AGENCY — 0.5%
	BX Commercial Mortgage Trust
1,311,000	Series 2021-VOLT, Class F, 6.833% (1-Month Term SOFR+251.448 basis points), 9/15/2036(a),(b)	1,295,041
	Eleven Madison Mortgage Trust
344,000	Series 2015-11MD, Class A, 3.555%, 9/10/2035(a),(b)	338,697
		1,633,738
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,619,867)	1,633,738
	CONVERTIBLE BONDS — 1.6%
	Delivery Hero AG
500,000	1.000%, 1/23/2027	506,474
100,000	1.500%, 1/15/2028	96,587
1,200,000	3.250%, 2/21/2030	1,251,075
	Wayfair, Inc.
3,933,000	0.625%, 10/1/2025	3,824,823
122,000	1.000%, 8/15/2026	114,070
	TOTAL CONVERTIBLE BONDS
	(Cost $5,490,316)	5,793,029
	CORPORATE BANK DEBT — 4.7%
	Capstone Acquisition Holdings, Inc. Term Loan
2,285,282	8.925% (1-Month Term SOFR+460 basis points), 11/12/2029(b),(c),(d),(e),(f)	2,269,747
	Cornerstone OnDemand, Inc.
72,141	8.311% (1-Month Term SOFR+375 basis points), 10/16/2028(b),(d),(e)	62,311
	Delta Commercial Funding LP
3,100,000	9.100% (1-Month Term SOFR+480 basis points), 12/31/2027(b),(c),(d),(e),(f),(g)	2,901,600

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE BANK DEBT (Continued)
	EQS Legacy Holdings LLC Term Loan
$8,575,000	11.000%, 3/27/2032(b),(c),(d),(e)	$8,575,000
	JC Penney Corp., Inc.
462,319	5.568% (3-Month USD Libor+425 basis points), 6/23/2025*,(b),(c),(d),(e),(h)	46
	Lealand Finance Company B.V. Senior Exit LC
1,493,118	3.500%, 6/30/2027(b),(c),(d),(e),(f),(g)	(642,041)
4,666,312	5.250%, 6/30/2027(b),(c),(d),(e),(f),(g)	(1,026,589)
	Lealand Reficar LC Term Loan
31,128	12.843% (3-Month Term SOFR+750 basis points), 6/30/2027(b),(c),(d),(e),(f),(i)	23,346
	McDermott LC
991,165	8.572% (3-Month Term SOFR+426.161 basis points), 6/30/2027(b),(c),(d),(e),(f)	564,964
	McDermott Technology Americas, Inc.
141,927	7.439% (1-Month Term SOFR+300 basis points), 6/30/2027(b),(d),(e)	73,092
1,580,169	8.440% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(c),(d),(e),(i)	639,969
	Project Myrtle
3,000,000	7.500% (1-Month Term SOFR+317.9 basis points), 6/15/2025(b),(c),(d),(e),(g)	2,188,999
	Vision Solutions, Inc.
72,131	8.552% (3-Month Term SOFR+400 basis points), 4/24/2028(b),(d),(e)	69,126
	WH Borrower LLC
1,210,000	9.075% (1-Month Term SOFR+475 basis points), 2/20/2032(b),(d),(e)	1,203,950
	TOTAL CORPORATE BANK DEBT
	(Cost $19,361,073)	16,903,520
	CORPORATE BONDS — 8.8%
	COMMUNICATIONS — 0.5%
	Consolidated Communications, Inc.
1,272,000	6.500%, 10/1/2028(a)	1,225,890
	Frontier Communications Holdings LLC
453,000	5.875%, 10/15/2027(a)	452,796
		1,678,686
	CONSUMER DISCRETIONARY — 0.6%
	Air Canada Pass Through Trust
1,500,000	Series 2020-1, Class C, 10.500%, 7/15/2026(a)	1,590,000
	VT Topco, Inc.
421,000	8.500%, 8/15/2030(a)	438,893
		2,028,893
	ENERGY — 3.6%
	Tidewater, Inc.
9,600,000	8.500%, 11/16/2026	9,858,000
3,000,000	10.375%, 7/3/2028(a)	3,195,000
		13,053,000
	FINANCIALS — 3.6%
	Apollo Debt Solutions BDC Senior Notes
2,333,000	8.620%, 9/28/2028(c),(d)	2,333,000

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Charles Schwab Corp.
$549,000	4.000% (USD 5 Year Tsy+316.8 basis points)(b),(j)	$534,756
75,000	5.000% (3-Month USD Libor+257.5 basis points)(b),(j)	72,375
	Hlend Senior Notes
3,500,000	8.170%, 3/15/2028(c),(d)	3,500,000
	HPS Corporate Lending Fund
520,000	6.750%, 1/30/2029	534,579
	Midcap Financial Issuer Trust
3,466,000	6.500%, 5/1/2028(a)	3,318,695
	Oaktree Strategic Credit Fund
1,615,000	8.400%, 11/14/2028	1,747,608
	OCREDIT BDC Senior Notes
552,000	7.770%, 3/7/2029(c),(d)	552,000
	Vornado Realty LP
250,000	2.150%, 6/1/2026	241,527
		12,834,540
	HEALTH CARE — 0.5%
	Heartland Dental LLC/Heartland Dental Finance Corp.
1,796,000	10.500% (1-Month Term SOFR+500 basis points), 4/30/2028(a),(d)	1,885,800
	TOTAL CORPORATE BONDS
	(Cost $30,629,780)	31,480,919
	TOTAL BONDS & DEBENTURES
	(Cost $91,455,172)	89,389,660

Number of Shares
	CLOSED-END FUNDS — 0.0%
142,220	Altegrity, Inc.(c),(d)	174,931
	TOTAL CLOSED-END FUNDS
	(Cost $0)	174,931
	COMMON STOCKS — 38.1%
	AEROSPACE & DEFENSE — 1.7%
11,254	Howmet Aerospace, Inc.	1,459,981
18,432	Safran S.A.	4,823,253
		6,283,234
	APPAREL & TEXTILE PRODUCTS — 0.7%
14,586	Cie Financiere Richemont S.A. - Class A	2,521,678
	ASSET MANAGEMENT — 0.0%
14,610	Pershing Square Tontine Holdings Ltd.(c),(d)	—
	BANKING — 2.9%
100,173	Citigroup, Inc.	7,111,281
46,603	Wells Fargo & Co.	3,345,630
		10,456,911

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	BEVERAGES — 3.3%
80,538	Heineken Holding N.V.	$5,826,116
167,093	JDE Peet's N.V.	3,653,353
22,509	Pernod Ricard S.A.	2,221,206
		11,700,675
	CABLE & SATELLITE — 2.8%
5,983	Charter Communications, Inc. - Class A*	2,204,915
215,600	Comcast Corp. - Class A	7,955,640
		10,160,555
	CHEMICALS — 1.7%
77,685	International Flavors & Fragrances, Inc.	6,029,133
	COMMERCIAL SUPPORT SERVICES — 0.7%
47,135	Eurofins Scientific S.E.	2,508,634
	CONSTRUCTION MATERIALS — 2.1%
71,438	Holcim AG*	7,630,712
	E-COMMERCE DISCRETIONARY — 0.7%
12,523	Amazon.com, Inc.*	2,382,626
	ELECTRIC UTILITIES — 0.0%
9,047	PG&E Corp.	155,427
	ELECTRICAL EQUIPMENT — 2.0%
50,190	TE Connectivity Ltd.	7,092,851
	ENGINEERING & CONSTRUCTION — 0.8%
98,012	McDermott International, Ltd.*,(c),(d)	1,274,149
21,370	Samsung C&T Corp.	1,696,538
		2,970,687
	ENTERTAINMENT CONTENT — 0.7%
4,347	Epic Games, Inc.(c),(d)	1,156,302
112,607	Nexon Co., Ltd.	1,531,557
		2,687,859
	HEALTH CARE FACILITIES & SVCS — 0.2%
4,812	ICON PLC*	842,052
	HOME CONSTRUCTION — 0.2%
14,338	Fortune Brands Innovations, Inc.	872,897
	INSURANCE — 1.5%
13,605	Aon PLC - Class A	5,429,619
	INTERNET MEDIA & SERVICES — 5.3%
31,853	Alphabet, Inc. - Class A	4,925,748
19,721	Alphabet, Inc. - Class C	3,081,012
8,390	Delivery Hero S.E.*	199,317
10,387	Meta Platforms, Inc. - Class A	5,986,651
86,481	Prosus N.V.*	3,981,324

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INTERNET MEDIA & SERVICES (Continued)
11,246	Uber Technologies, Inc.*	$819,384
		18,993,436
	LEISURE FACILITIES & SERVICES — 1.2%
8,054	Marriott International, Inc. - Class A	1,918,463
14,129	Vail Resorts, Inc.	2,260,922
		4,179,385
	METALS & MINING — 0.8%
788,595	Glencore PLC*	2,855,486
	OIL & GAS PRODUCERS — 0.8%
3,767	Gulfport Energy Corp.*	693,656
78,127	Kinder Morgan, Inc.	2,228,963
		2,922,619
	OIL & GAS SERVICES & EQUIP — 0.3%
65,541	NOV, Inc.	997,534
	OTHER COMMON STOCK — 0.5%
—	Other Common Stock(k)	1,910,175
	REAL ESTATE OWNERS & DEVELOPERS — 0.1%
60,408	Swire Pacific Ltd. - Class A	532,544
	REAL ESTATE SERVICES — 0.1%
16,058	Copper Property CTL Pass Through Trust(d)	207,510
	RETAIL - DISCRETIONARY — 1.5%
23,348	CarMax, Inc.*	1,819,276
22,158	Ferguson Enterprises, Inc.	3,550,376
		5,369,652
	SEMICONDUCTORS — 3.0%
37,312	Analog Devices, Inc.	7,524,711
3,596	Broadcom, Inc.	602,079
13,587	NXP Semiconductors N.V.	2,582,345
		10,709,135
	SOFTWARE — 0.1%
10,312	Windstream Holdings, Inc.(c)	185,616
	TECHNOLOGY HARDWARE — 0.8%
41,644	Nintendo Co., Ltd.	2,806,993
	TECHNOLOGY SERVICES — 0.6%
45,096	LG Corp.	1,978,405
	TRANSPORTATION & LOGISTICS — 0.6%
84,452	PHI Group, Inc.*,(c),(d)	2,069,074

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TRANSPORTATION EQUIPMENT — 0.4%
7,391	Westinghouse Air Brake Technologies Corp.	$1,340,358
	TOTAL COMMON STOCKS
	(Cost $92,456,178)	136,783,472
	LIMITED PARTNERSHIPS — 18.8%
2,300,000	BH3 Debt Opportunity Fund II-Parallel, LP(d),(l)	1,038,803
55,000	Blue Torch Credit Opportunities Fund II LP(d),(l)	3,520,116
60,000	Clover Private Credit Opportunities Fund LP(d),(l)	4,921,587
8,869,515	FPS Holdco II LLC(d),(l)	8,869,515
55,000	HIG WhiteHorse Direct Lending 2020 LP(d),(l)	4,675,274
6,000,000	Jett Texas LLC(d),(l)	6,000,000
80,000	Metro Partners Fund VII LP(d),(l)	9,055,012
80,000	MSD Private Credit Opportunities Fund II LP(d),(l)	5,473,137
30,000	MSD Real Estate Credit Opportunities Fund(d),(l)	1,269,986
55,000	Nebari Natural Resources Credit Fund I LP(d),(l)	3,152,319
30,000	Piney Lake Opportunities Fund LP(d),(l)	3,260,364
18,000	Post Road Special Opportunity Fund II LP(d),(l)	1,722,819
35,000	Silverpeak Credit Opportunities LP(d),(l)	1,642,551
48,500	Silverpeak Special Situations(d),(l)	4,702,246
14,000,000	Tioga Partners IV, LP(d),(l)	5,092,500
3,000,000	Trevian Capital Debt Fund, LP(d),(l)	3,000,000
	TOTAL LIMITED PARTNERSHIPS
	(Cost $62,106,271)	67,396,229
	PREFERRED STOCKS — 0.0%
	ENERGY — 0.0%
21	Gulfport Energy Corp., 10.000%(c)	23,368
	TOTAL PREFERRED STOCKS
	(Cost $19,249)	23,368
	WARRANTS (SPAC) — 0.0%
31,567	Electriq Power Holdings, Inc., Expiration Date: January 25, 2028*,(c)	—
24,015	MariaDB PLC, Expiration Date: December 16, 2027*,(c)	—
5,407	Northern Star Investment Corp. IV, Expiration Date: December 31, 2027*,(c)	—
5,878	Ross Acquisition Corp. II, Expiration Date: February 12, 2026*,(c)	—
	TOTAL WARRANTS (SPAC)
	(Cost $17,967)	—

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 17.4%
	MONEY MARKET INVESTMENTS — 17.4%
62,642,952	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.20%(m)	$62,642,952
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $62,642,952)	62,642,952
	TOTAL INVESTMENTS — 99.2%
	(Cost $308,697,789)	356,410,612
	Other Assets in Excess of Liabilities — 0.8%	2,858,401
	TOTAL NET ASSETS — 100.0%	$359,269,013

BDC – Business Development Company

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

US – United States

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $47,090,447, which represents 13.11% of Net Assets.
(b	)Variable or floating rate security.
(c)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(d)	Restricted securities. These restricted securities constituted 27.19% of total net assets at March 31, 2025, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Directors.
(e)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(f)	As of March 31, 2025, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied.
(g)	All or a portion of the loan is unfunded.
(h)	Security is in default.
(i)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(j)	Perpetual security. Maturity date is not applicable.
(k)	As permitted by U.S. Securities and Exchange Commission regulations, "Other" Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.
(l)	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(m)	The rate is the annualized seven-day yield at period end.

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Total Net Assets
Altegrity, Inc.	9/1/2021	$-	$174,931	0.05%
Apollo Debt Solutions BDC Senior Notes, 8.620%, 9/28/2028	8/10/2023	2,333,000	2,333,000	0.65%
BH3 Debt Opportunity Fund II-Parallel, LP	9/10/2024	1,037,152	1,038,803	0.28%
Blue Torch Credit Opportunities Fund II LP	2/16/2021	4,195,499	3,520,116	0.98%
Capstone Acquisition Holdings, Inc. Term Loan, 8.925% (1-Month Term SOFR+460 basis points), 11/12/2029	11/12/2020	2,271,561	2,269,747	0.63%
Clover Private Credit Opportunities Fund LP	12/13/2021	4,834,197	4,921,587	1.37%
Copper Property CTL Pass Through Trust	10/5/2017	528,672	207,510	0.06%
Cornerstone OnDemand, Inc., 8.311% (1-Month Term SOFR+375 basis points), 10/16/2028	12/7/2022	69,605	62,311	0.02%
Delta Commercial Funding LP, 9.100% (1-Month Term SOFR+480 basis points), 12/31/2027	12/31/2024	2,873,700	2,901,600	0.81%
Epic Games, Inc.	6/25/2020	2,499,525	1,156,302	0.32%
EQS Legacy Holdings LLC Term Loan, 11.000%, 3/27/2032	3/27/2025	8,575,000	8,575,000	2.39%
FPS Holdco II LLC	8/9/2024	8,869,515	8,869,515	2.47%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.500% (1-Month Term SOFR+500 basis points), 4/30/2028	5/5/2023	1,781,951	1,885,800	0.52%
HIG WhiteHorse Direct Lending 2020 LP	7/30/2021	4,722,177	4,675,274	1.30%
Hlend Senior Notes, 8.170%, 3/15/2028	2/16/2023	3,500,000	3,500,000	0.97%
JC Penney Corp., Inc., 5.568% (3-Month USD Libor+425 basis points), 6/23/2025	2/3/2021	-	46	0.00%
Jett Texas LLC	12/2/2024	6,000,000	6,000,000	1.67%
Lealand Finance Company B.V. Senior Exit LC, 3.500%, 6/30/2027	11/12/2019	(891,939)	(642,041)	-0.18%
Lealand Finance Company B.V. Senior Exit LC, 5.250%, 6/30/2027	2/28/2020	(10,527)	(1,026,589)	-0.29%
Lealand Reficar LC Term Loan, 12.843% (3-Month Term SOFR+750 basis points), 6/30/2027	4/5/2024	31,128	23,346	0.01%
McDermott International, Ltd.	7/1/2020	2,078,929	1,274,149	0.35%
McDermott LC, 8.572% (3-Month Term SOFR+426.161 basis points), 6/30/2027	12/31/2020	991,166	564,964	0.16%
McDermott Technology Americas, Inc., 7.439% (1-Month Term SOFR+300 basis points), 6/30/2027	7/1/2020	141,925	73,092	0.02%
McDermott Technology Americas, Inc., 8.440% (1-Month Term SOFR+400 basis points), 12/31/2027	7/1/2020	1,855,316	639,969	0.18%
Metro Partners Fund VII LP	5/13/2021	6,940,327	9,055,012	2.52%
MSD Private Credit Opportunities Fund II LP	3/8/2021	4,008,008	5,473,137	1.52%
MSD Real Estate Credit Opportunities Fund	6/11/2020	685,692	1,269,986	0.35%
Nebari Natural Resources Credit Fund I LP	8/18/2020	3,744,996	3,152,319	0.88%
OCREDIT BDC Senior Notes, 7.770%, 3/7/2029	2/22/2024	552,000	552,000	0.15%
Pershing Square Tontine Holdings Ltd.	7/26/2022	-	-	0.00%
PHI Group, Inc.	8/19/2019	690,707	2,069,074	0.58%
Piney Lake Opportunities Fund LP	6/30/2021	2,142,718	3,260,364	0.91%
Post Road Special Opportunity Fund II LP	1/26/2021	1,541,180	1,722,819	0.48%
Project Myrtle, 7.500% (1-Month Term SOFR+317.9 basis points), 6/15/2025	12/21/2022	2,186,462	2,188,999	0.61%
Prop 2017-1A, 5.300%, 3/15/2042	2/9/2017	259,009	228,819	0.06%
Silverpeak Credit Opportunities LP	11/18/2019	927,432	1,642,551	0.46%
Silverpeak Special Situations	9/25/2020	4,207,378	4,702,246	1.31%
Tioga Partners IV, LP	1/15/2025	5,250,000	5,092,500	1.42%
Trevian Capital Debt Fund, LP	3/13/2025	3,000,000	3,000,000	0.84%
Vision Solutions, Inc., 8.552% (3-Month Term SOFR+400 basis points), 4/24/2028	12/7/2022	63,726	69,126	0.02%
WH Borrower LLC, 9.075% (1-Month Term SOFR+475 basis points), 2/20/2032	2/12/2025	1,203,950	1,203,950	0.34%
		$95,691,137	$97,681,334	27.19%

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Affiliated Security	Shares Held as of December 31, 2024	Beginning Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales Affiliated Investment	Accretion of Discount (Amortization of Premium) and Return of Capital	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value March 31, 2025	Shares as of March 31, 2025	Income from Affiliated Investments
FPS Holdco II LLC*	7,842,816	$7,842,816	$1,026,699	$-	$-	$-	$-	$(8,869,515)	$-	8,869,515	$-
Total		$7,842,816	$1,026,699	$-	$-	$-	$-	$(8,869,515)	$-		$-

*	Affiliated security as of December 31, 2024, but no longer considered an affiliated investment as of March 31, 2025. The table above is to provide the change in affiliated securities during the reporting period. This investment is held in the portfolio, see Schedule of Investments for current value.